Fixed Income Securities, L.P.
                              18925 Base Camp Road
                            Monument, Colorado  80132



                                December 9, 2005



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                 Advisor's Disciplined Trust 61
                       (File No. 333-129402) (CIK 1342599)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on December 8, 2005.

                                Very truly yours,

                                Advisor's Disciplined Trust 61

                                By:  Fixed Income Securities, L.P.


                                By        /s/ ALEX R MEITZNER
                                  ------------------------------------
                                            Alex R. Meitzner
                                           Managing Director